Export Sales (Tables)	12 Months Ended
Jun. 30, 2013
Summary of export sales	Export sales are summarized below (thousands of dollars):
	2013	2012	2011
Export Sales	$111,159	$102,022	$103,232
Percent of Net Sales	37%	37%	40%